LONG-TERM BANK LOAN (Details Textual)	1 Months Ended										12 Months Ended	1 Months Ended			12 Months Ended	1 Months Ended		12 Months Ended
	Oct. 31, 2012 ILS	Jul. 31, 2011 ILS	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Oct. 17, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 18, 2011 USD ($)	Sep. 06, 2011 USD ($)	Sep. 06, 2011 ILS	Jun. 28, 2011 ILS	Dec. 31, 2012 Subsequent Event [Member] ILS	Sep. 30, 2011 Jerusalem Technology Investments Ltd [Member] ILS	Jul. 31, 2011 Jerusalem Technology Investments Ltd [Member] ILS	Jun. 30, 2011 Jerusalem Technology Investments Ltd [Member] USD ($)	Dec. 31, 2012 Jerusalem Technology Investments Ltd [Member] USD ($)	Jul. 31, 2011 Jerusalem Technology Investments Ltd [Member] Subsequent Event [Member] USD ($)	Jun. 30, 2011 Jerusalem Technology Investments Ltd [Member] Subsequent Event [Member] USD ($)	Dec. 31, 2012 Jerusalem Technology Investments Ltd [Member] Subsequent Event [Member] USD ($)
Short-term Debt							$ 360,000
Long Term Debt Conversion							100,000
Debt, Long-term and Short-term, Combined Amount							460,000			2,100,000
Loan Guaranteed By Government					1,000,000					500,000	500,000
Investment In Equity By Related Party		750,000											170,000	50,000	75,000	50,000	50,000	75,000
Related Party Transaction Description Rate												Loan bears annual interest at the Israeli prime rate, plus 3.5%.	Annual interest at the Israeli prime rate, plus 3.5%.
Related Party Transaction, Rate												8.57%	8.57%
Related Party Transaction Debt Repayment Installment	9,960										9,842	32,545	18,080
Related Party Transaction Debt Repayment Number Of Installments	60										60	49	49
Related Party Transaction Debt Repayment									1,350,000
Equity Investments By Related Party Amount Due									330,000
Restricted cash (Note 9)			164,000			140,000		140,000
Proceeds from Bank Debt	500,000										1,000,000
Guarantee Amount By Related Party	90,000										145,000
Bank Loan Interest Rate Description	The loan bears annual interest at the Israeli prime rate, plus 3.5%.										The loan bears annual interest at the Israeli prime rate, plus 3.5%
Bank Loan Interest Rate	7.25%										6.75%
Bank Loan To Be Receivable				500,000